Summary of Quarterly Results of Operations (Unaudited) - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Summary Of quarterly results of operations
Increase (decrease) in operating income	$ 21,207	$ (6,872)	$ (6,084)	$ (5,623)	$ 7,060	$ 7,322	$ (15,618)	$ (10,413)	$ 2,628	$ (11,649)	$ 60,403
Net income (loss) from continuing operations									$ (25,740)	$ (12,080)	$ 10,170
Increase (decrease) in net income per common share (in dollars per share)	$ 0.49	$ (0.81)	$ 0.02	$ (0.11)	$ (0.29)	$ 0.17	$ 0.38	$ (0.20)	$ (0.41)	$ 0.06	$ 0.85
Net loss after taxes	$ 13,155	$ (21,957)	$ 461	$ (2,868)	$ (7,493)	$ 4,498	$ 10,144	$ (5,414)	$ (11,209)	$ 1,735	$ 22,885
Change in estimated total costs | Adjustment
Summary Of quarterly results of operations
Increase (decrease) in operating income	(1,600)				2,300				5,700	(900)	(13,800)
Net income (loss) from continuing operations	$ (1,100)				$ 1,500				$ 3,200	$ (500)	$ (7,500)
Increase (decrease) in net income per common share (in dollars per share)	$ (0.04)				$ 0.06				$ 0.12	$ (0.02)	$ (0.28)